LONG TERM INVESTMENTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	$ 1,746
Net Additions And (warrants Exercised)	96
Movements In Foreign Exchange	23
Fair Value Adjustments For The Period	(931)
Fair Value Of Long Term Investments, Ending Balance	934
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	1,640
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	24
Fair Value Adjustments For The Period	(882)
Fair Value Of Long Term Investments, Ending Balance	782
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	51
Net Additions And (warrants Exercised)	36
Movements In Foreign Exchange	(1)
Fair Value Adjustments For The Period	(15)
Fair Value Of Long Term Investments, Ending Balance	71
Endurance Gold Corp. Common Shares
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	55
Net Additions And (warrants Exercised)	60
Movements In Foreign Exchange	0
Fair Value Adjustments For The Period	(34)
Fair Value Of Long Term Investments, Ending Balance	$ 81